Business Dispositions - Additional information (Detail) (USD $)	1 Months Ended
	Jul. 09, 2010 WCGS Subsidiary [Member]	Sep. 30, 2010 HFA Subsidiary [Member]
Significant Acquisitions and Disposals [Line Items]
Sale of assets and liabilities	$ 5,000,000
Gain on sale	5,100,000
Sale of subsidiary		275,000
Loss on sale		$ (2,400,000)